AMERICAN INDEPENDENCE FUNDS TRUST

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

March 26, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:      The American Independence Funds Trust

            SEC File Numbers: 811-21757; 333-124214

Dear Sir:

On behalf of the American Independence Funds Trust (the “Trust”), we are filing a Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. Shareholders of the American Independence Boyd Watterson Short-Term Enhanced Bond Fund, as series of the Trust (the “Fund”), are being asked to approve the following three proposals:

1.      Approval of an amendment to Schedule A of the Investment Advisory Agreement between American Independence Financial Services, LLC (“American Independence”) and the Trust with respect to the Fund changing the advisory fee from 0.40% to 0.50%;

2.      Approval of a New Investment Sub-Advisory Agreement between American Independence and Boyd Watterson Asset Management, LLC on behalf of the Fund; and

3.      Approval of a change in the American Independence Boyd Watterson Short-Term Bond Fund’s objective from “to provide investors with as high a level of current income as is consistent with the liquidity and safety of principal by investing primarily in investment grade bonds with maturities  of 1-3 years” to “to provide investors with as high a level of current income as is consistent with the liquidity and safety of principal by investing primarily in investment grade bonds with durations  of 1-3 years”.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. We understand that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Funds may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact me at 646-747-3477 should you have any questions pertaining to this filing.

                                                                                                Very truly yours,

                                                                                                /s/ Eric M. Rubin                                                                                                                                  Eric M. Rubin

                                                                                                President

American Independence Funds Trust

enclosure